Consolidated Financial Position - USD ($)		Mar. 31, 2026	Mar. 31, 2025
NON-CURRENT ASSETS:
Property and equipment, net		$ 58,671	$ 111,245
Intangible assets, net		76,643	96,437
Right of use assets, net		375,457	482,489
TOTAL NON-CURRENT ASSETS		510,771	690,171
CURRENT ASSETS:
Investment for funds at fair value through profit or loss			2,256,830
Inventories		360,107	559,982
Trade receivables, net		3,775,553	4,655,951
Other receivables and prepayments		7,955,044	447,912
Amount due from related parties		20,932	57,309
Restricted cash			400
Cash and cash equivalents		221,841	748,721
TOTAL CURRENT ASSETS		12,333,477	8,727,105
TOTAL ASSETS		12,844,248	9,417,276
NON-CURRENT LIABILITIES:
Lease liabilities non-current portion		65,275	6,412
Long-term bank loan non-current portion			1,503,797
TOTAL NON-CURRENT LIABILITIES		65,275	1,510,209
CURRENT LIABILITIES:
Trade and other payables		873,941	1,821,759
Tax payable		17,188	105,058
Contract liabilities		127,464	124,507
Due to related parties		984,368	1,313
Lease liabilities – current portion		314,985	493,103
Current portion of long-term bank loan		877,904	371,558
TOTAL CURRENT LIABILITIES		3,195,850	2,917,298
TOTAL LIABILITIES		3,261,125	4,427,507
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional paid in capital		8,951,411	3,463,898
Shares subscription reserve		250,000
Retained earnings		368,089	1,504,052
Accumulated other comprehensive (loss) income		(9,877)	10,819
TOTAL SHAREHOLDERS’ EQUITY		9,583,123	4,989,769
TOTAL LIABILITIES AND EQUITY		12,844,248	9,417,276
Class A Ordinary Shares
EQUITY:
Ordinary shares, value issued	[1]	16,350	11,000
Class B Ordinary Shares
EQUITY:
Ordinary shares, value issued	[1]	$ 7,150

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.